Short-term Loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term Loans
Short-term loans		¥ 73,765
Bank credit facilities
Short-term Loans
Maximum borrowing capacity of bank credit facilities	¥ 102,600
Unused credit line amount	¥ 102,600
Short term debt weighted average interest rate percentage over time	0.00%	4.60%
Short-term loans	¥ 0	¥ 73,800
Bank credit facilities | Maximum
Short-term Loans
Short term debt term	6 months	6 months